Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Financial Assets Measured on Recurring Basis
The following tables present the level within the fair value hierarchy at which the Company’s financial assets and liabilities are measured on a recurring basis as at December 31, 2021 and December 31, 2020:

	As at December 31, 2021
	Level 1	Level 2	Level 3	Total
	($ in millions)
Available for sale financial assets, at fair value
U.S. government	$1,084.3	$—	$—	$1,084.3
U.S. agency	—	21.5	—	21.5
Municipal	—	82.6	—	82.6
Corporate	—	2,208.3	—	2,208.3
Non-U.S. government-backed corporate	—	136.8	—	136.8
Non-U.S. government	164.4	86.3	—	250.7
Asset-backed	—	0.5	—	0.5
Non-agency commercial mortgage-backed	—	6.9	—	6.9
Agency mortgage-backed	—	1,090.0	—	1,090.0
Total fixed income securities available for sale, at fair value	1,248.7	3,632.9	—	4,881.6
Short-term investments available for sale, at fair value	6.5	3.6	—	10.1
Held for trading financial assets, at fair value
U.S. government	116.3	—	—	116.3
Municipal	—	4.0	—	4.0
Corporate	—	96.8	—	96.8
Non-U.S. government-backed corporate	—	13.1	—	13.1
High yield loans	—	76.9	—	76.9
Non-U.S. government	11.9	22.6	—	34.5
Asset-backed	—	785.7	—	785.7
Agency mortgage-backed	—	30.2	—	30.2
Total fixed income securities trading, at fair value	128.2	1,029.3	—	1,157.5
Short-term investments trading, at fair value	1.1	0.9	—	2.0
Privately-held investments trading, at fair value	—	—	307.1	307.1
Catastrophe bonds trading, at fair value	—	3.4	—	3.4
Other investments (1)	—	—	—	151.3

Other financial assets and liabilities, at fair value
Derivatives at fair value — foreign exchange contracts	—	12.9	—	12.9
Liabilities under derivative contracts — foreign exchange contracts	—	(13.3)	—	(13.3)
Total	1,384.5	4,669.7	307.1	6,512.6
______________
(1)Other investments represents our investments in real estate funds and are measured at fair value using the net asset value per share practical expedient. As a result this has not been classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets. The investment in the real estate funds are subject to restrictions as detailed in Note 20(a), “Commitments and Contingencies.”

	At December 31, 2020
	Level 1	Level 2	Level 3	Total
	($ in millions)
Available for sale financial assets, at fair value
U.S. government	$1,101.2	$—	$—	$1,101.2
U.S. agency	—	34.3	—	34.3
Municipal	—	67.1	—	67.1
Corporate	184.2	88.9	—	273.1
Non-U.S. government-backed corporate	—	63.4	—	63.4
Non-U.S. government	—	7.4	—	7.4
Asset-backed	—	973.1	—	973.1
Non-agency commercial mortgage-backed	—	2.3	—	2.3
Agency mortgage-backed	—	1,826.2	—	1,826.2
Total fixed income securities available for sale, at fair value	1,285.4	3,062.7	—	4,348.1
Short-term investments available for sale, at fair value	81.0	6.8	—	87.8
Held for trading financial assets, at fair value
U.S. government	120.5	—	—	120.5
Municipal	—	3.5	—	3.5
Corporate	—	103.5	—	103.5
High yield loans	—	9.8	—	9.8
Non-U.S. government	41.2	0.4	—	41.6
Asset-backed	—	539.1	—	539.1
Agency mortgage-backed	—	37.6	—	37.6
Total fixed income securities trading, at fair value	161.7	693.9	—	855.6
Short-term investments trading, at fair value	35.4	—	—	35.4
Privately-held investments	—	—	299.3	299.3
Catastrophe bonds trading, at fair value	—	18.8	—	18.8
Other investments (1)	—	—	—	109.4

Other financial assets and liabilities, at fair value
Derivatives at fair value — foreign exchange contracts	—	26.8	—	26.8
Liabilities under derivative contracts — foreign exchange contracts	—	(13.6)	—	(13.6)
Total	$1,563.5	$3,795.4	$299.3	$5,767.6
______________
(1)Other investments represents our investments in real estate funds and are measured at fair value using the net asset value per share practical expedient. As a result this has not been classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets. The investment in the real estate funds are subject to restrictions as detailed in Note 20(a), “Commitments and Contingencies.”

Fair Value, Measured on a Recurring Basis, Gain (Loss) Included in Earnings
The following table presents a reconciliation of the beginning and ending balances for all assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for the twelve months ended December 31, 2021 and December 31, 2020:

Twelve Months Ended December 31, 2021	Balance at beginning of year	Purchases and issuances	Transfers in/(out)	Settlements and sales	Increase/(decrease) in fair value including net income	Balance at end of year	Change in unrealized investment gains (losses) relating to assets held at end of year
Assets
Privately-held investments — trading
Commercial mortgage loans	$163.6	$169.9	$—	$(122.5)	$0.5	$211.5	$(0.5)
Middle market loans	112.1	5.6	—	(56.1)	3.7	65.3	(1.5)
Asset-backed securities	18.6	10.0	—	(1.8)	(0.1)	26.7	(0.2)
Equity securities	5.0	0.1	—	(1.6)	0.1	3.6	—
Preference shares	—	19.5	(19.5)	—	—	—	—
Total Level 3 assets	$299.3	$205.1	$(19.5)	$(182.2)	$4.2	$307.1	$(2.2)

Twelve Months Ended December 31, 2020
Assets
Privately-held investments — trading
Commercial mortgage loans	$156.4	$79.7	$—	$(59.4)	$(13.1)	$163.6	$0.1
Middle market loans	111.7	0.9	8.3	(4.8)	(4.0)	112.1	(5.3)
Asset-backed securities	8.7	10.0	—	—	(0.1)	18.6	—
Equity securities	2.7	2.4	—	(0.1)	—	5.0	—
Total Level 3 assets	$279.5	$93.0	$8.3	$(64.3)	$(17.2)	$299.3	$(5.2)

Fair Value Inputs, and Valuation Techniques
The following table summarizes the quantitative inputs and assumptions used for financial assets and liabilities categorized as Level 3 under the fair value hierarchy as at December 31, 2021:

At December 31, 2021	Fair Value Level 3	Valuation Techniques	Unobservable (U) inputs	Ranges			Weighted Average
	($ in millions)
Privately-held investments — Trading
Commercial mortgage loans	$173.9	Discounted cash flow	Discount rate	3.5%	—	9.5%	5.8%
Commercial mortgage loans	37.6	Transaction Value	n/a	n/a		n/a	n/a
Commercial mortgage loans	—	Liquidation Method	n/a	n/a		n/a	n/a
Middle market loans	65.3	Discounted cash flow	Discount rate	6.2%	—	15.5%	9.1%
Middle market loans	—	Recovery Approach	n/a	n/a		n/a	n/a
Asset-backed securities	26.7	Discounted cash flow	Discount rate	3.0%	—	7.3%	5.4%
Equity securities	2.8	Discounted cash flow	Discount rate	9.2%		9.2%	9.2%
Equity securities	0.8	Transaction Value	n/a	n/a		n/a	n/a
	$307.1